SHAREHOLDERS' EQUITY (Schedule of Share Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of share options
Outstanding as of beginning of year	7,537,219	8,066,749	4,351,487
Granted	100,000	746,431	5,402,961
Exercised	(1,620,056)	(762,607)	(23,932)
Terminated	(26,777)	(30,901)	(4,273)
Forfeited	(112,116)	(482,453)	(1,659,494)
Outstanding as of end of year	5,878,270	7,537,219	8,066,749
Options exercisable as of end of year	2,606,704	1,834,281	2,419,180
Weighted average exercise price
Outstanding as of beginning of year	$ 6.37	$ 6.31	$ 15.21
Granted	16.92	5.81	4.54
Exercised	4.94	4.36	4.35
Terminated	22.28	35.40	52.79
Forfeited	8.30	5.86	23.76
Outstanding as of end of year	6.84	6.37	6.31
Options exercisable as of end of year	$ 8.93	$ 11.54	$ 9.03